Capital Management and Solvency - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of capital management and solvency [line items]
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%
Percentage of higher capital requirement in SCR	50.00%
Capital requirements on a solo-level, Solvency II ratio	100.00%
Proportions Group Solvency Two Ratio	184.00%		188.00%
Cash capital maintained	€ 1,300		€ 1,700
Gross Financial Leverage	4,850		5,201
Decrease in cash capital due to share buy backs	1,100
Free Cash Flows	800
Disposal Of Investments In Associates Joint Ventures Amount	€ 700
Lower group solvency two ratio	7.00%
Number Of Shares Sold	12.5
Percentage Of Stake Material Associate	24.12%
Capital Injection For Reinsurance Transaction	€ 800
Decrease In Equitable Solvency Two Ratio	3.00%
Negative Impact Recognized In Share Buy Back	€ 200		€ 227
Increase Decrease In Solvency Ratio	4.00%
Final Dividend [Member]
Disclosure of capital management and solvency [line items]
Dividends Proposed as Distributions to Owners Per Share	€ 0.21
Interim Diviend [Member]
Disclosure of capital management and solvency [line items]
Dividends Proposed as Distributions to Owners Per Share	€ 0.19
United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	424.00%	[1]	443.00%
United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	183.00%	[1]	186.00%
Statutory Capital Reserve For Solvency Two Units [Member]
Disclosure of capital management and solvency [line items]
Percentage of higher capital requirement in SCR	120.00%
Operating level capital percentage	400.00%
RBC Cal [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	150.00%
Top of range [member]
Disclosure of capital management and solvency [line items]
Cash capital maintained	€ 1,500
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Cash capital maintained	€ 500
Bottom of range [member] | United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	400.00%
Bottom of range [member] | United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	150.00%

[1]	The capital ratios are estimates and are not final until filed with the respective supervisory authority.